10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Other Items Of Statement Of Comprehensive Income
Schedule of selling expenses
	12.31.2020	12.31.2019	12.31.2018
Salaries and social security charges	3	5	5
Benefits to employees	-	1	-
Fees and compensation for services	3	2	2
Compensation agreements	1	(1)	2
Depreciation of property, plant and equipment	-	-	1
Taxes, rates and contributions	8	10	17
Net impairment losses on financial assets	12	(2)	2
Transport	9	9	6
Other	2	2	2
Total selling expenses	38	26	37

Schedule of administrative expenses
	12.31.2020	12.31.2019	12.31.2018
Salaries and social security charges	34	38	57
Benefits to employees	4	8	5
Accrual of defined benefit plans	7	7	1
Fees and compensation for services	26	29	40
Compensation agreements	-	-	3
Directors' and Syndicates' fees	7	9	4
Depreciation of property, plant and equipment	5	7	5
Consumption of materials	-	1	1
Maintenance	1	1	2
Transport and per diem	1	1	2
Rental and insurance	1	1	1
Surveillance and security	1	-	2
Taxes, rates and contributions	2	1	4
Communications	1	2	2
Other	3	-	1
Total administrative expenses	93	105	130

Schedule of exploration expenses
	12.31.2020	12.31.2019	12.31.2018
Geological and geophysical expenses	-	4	-
Decrease in unproductive wells	-	5	1
Total exploration expenses	-	9	1

Schedule of other operating income and expenses
Other operating income	12.31.2020	12.31.2019	12.31.2018

Recovery of doubtful accounts	3	-	-
Insurrance recovery	3	4	-
Services to third parties	6	10	11
Profit for property, plant and equipment sale	1	-	3
Dividends received	1	1	1
Reversal of contingencies	2	1	4
Contractual penalty	7	-	-
Commercial interests	30	52	51
Natural Gas Surplus Injection Promotion Program	-	-	23
Compensation for transaction agreement in Ecuador	-	-	99
Other	3	11	31
Total other operating income	56	79	223

Other operating expenses
Provision for contingencies	(7)	(5)	(16)
Decrease in property, plant and equipment	(1)	-	(2)
Allowance for tax credits	-	(4)	-
Tax on bank transactions	(11)	(16)	(14)
Cost for services provided to third parties	-	-	(1)
Donations and contributions	(3)	(2)	(2)
Institutional promotion	(2)	(2)	(3)
Extraordinary canon	-	-	(3)
Onerous contract (Ship or Pay)	-	-	(7)
Tax contingencies in Ecuador	-	-	(69)
Other	(12)	(14)	(39)
Total other operating expenses	(36)	(43)	(156)

Schedule of financial results
	Note	12.31.2020	12.31.2019	12.31.2018
Gain on monetary position, net		-	-	403
Finance income
Financial interest		1	11	23
Other interest		8	12	7
Total finance income		9	23	30

Finance cost
Commercial interest		-	(2)	-
Fiscal interest		(3)	(6)	(7)
Financial interest (1)		(164)	(165)	(157)
Other interest		(3)	(10)	(15)
Other financial expenses		(7)	(4)	(5)
Total financial expenses		(177)	(187)	(184)

Other financial results
Foreign currency exchange difference, net		14	(6)	(780)
Changes in the fair value of financial instruments		30	88	44
Gains (losses) from present value measurement		2	55	(74)
Results for the repurchase of corporate bonds		38	25	2
Other financial results		-	13	-
Total other financial results		84	175	(808)

Total financial results, net		(84)	11	(559)

(1) Net of US$ 10 million, US$ 17 million and US$ 8 million capitalized in property, plant and equipment for the years ended December 31, 2020, 2019 and 2018, respectively.

Schedule of income tax benefit expense

The breakdown of income tax charge is:

	12.31.2020	12.31.2019	12.31.2018
Current tax	13	22	9
Deferred tax	22	(186)	(38)
Other comprehensive income	-	-	1
Difference in the estimate of previous fiscal year income tax and the income tax statement	-	-	(4)
Optional tax revaluation	-	34	-
Total loss income tax	35	(130)	(32)

Below is a reconciliation between income tax expense and the amount resulting from application of the tax rate on the income before taxes:

	12.31.2020	12.31.2019	12.31.2018
Profit before income tax	159	473	59
Current tax rate	30%	30%	30%
Result at the tax rate	48	142	18
Share of profit of associates and joint ventures	(26)	(25)	(3)
Non-taxable results	(5)	(38)	7
Effects of exchange differences and traslation effect of property, plant and equipment and intangible assets, net	88	93	-
Adjustment of valuation of property, plant and equipment and intangible assets	(156)	(202)	-
(Loss) gain on monetary position, net	-	-	(38)
Effect of tax rate change in deferred tax	19	37	(26)
Adjustment effect for tax inflation	74	82	-
Payment of optional tax revaluation	-	34	-
Special tax, revaluation of property, plant and equipment	-	(169)	-
Difference in the estimate of previous fiscal year income tax and the income tax statement	(7)	(86)	4
Deferred tax not previously recognized	-	-	4
Other	-	2	2
Total loss income tax	35	(130)	(32)

Schedule of consolidated accumulated tax losses

As of December 31, 2020 and 2019 consolidated accumulated tax losses amount to US$ 504 million and US$ 444 million, respectively, which may be offset, pursuant to the applicable tax laws, with tax profits corresponding to future fiscal years, at the tax rate that is estimated to apply, based on the following breakdown:

Fiscal year generation	Fiscal year prescription	12.31.2020	12.31.2019

2016	2021	3	4
2017	2022	2	3
2018	2023	26	38
2019	2024	59	66
2020	2025	36	-
		126	111